Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule Supply Contracts [Table Text Block]
The amounts in the table do not represent all anticipated payments under long-term contracts. Rather, they represent unconditional and legally enforceable committed expenditures:

Amount
(In millions)
2012	$186.4
2013	193.4
2014	156.0
2015	92.4
2016	92.4
Thereafter	—
Total	$720.6

Schedule of Long-term Noncancelable Advertising and Promotions Contracts [Table Text Block]	Based on foreign exchange rates as of December 31, 2011, these future commitments are as follows:

Amount
(In millions)
2012	$79.6
2013	71.0
2014	70.2
2015	56.3
2016	44.8
Thereafter	111.4
Total	$433.3

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Based on foreign exchange rates as of December 31, 2011, future minimum lease payments under operating leases that have initial or remaining non-cancelable terms in excess of one year are as follows:

Amount
(In millions)
2012	$30.0
2013	24.1
2014	17.4
2015	10.9
2016	6.4
Thereafter	27.1
Total	$115.9

Summary of reserves associated with indemnity obligations
The table below provides a summary of reserves associated with the Kaiser indemnity obligations from December 28, 2008, through December 31, 2011:

	Purchased tax credits indemnity reserve	Tax, civil and labor indemnity reserve	Total indemnity reserves
	(In millions)
Balance at December 28, 2008	$120.8	$12.4	$133.2
Changes in estimates	(5.9)	(6.4)	(12.3)
Foreign exchange transaction impact	39.7	3.5	43.2
Balance at December 26, 2009	$154.6	$9.5	$164.1
Changes in estimates	(32.3)	—	(32.3)
Cash settlement	(96.0)	—	(96.0)
Foreign exchange transaction impact	(2.6)	0.5	(2.1)
Balance at December 25, 2010	$23.7	$10.0	$33.7
Changes in estimates	—	—	—
Foreign exchange transaction impact	(2.2)	(0.9)	(3.1)
Balance at December 31, 2011	$21.5	$9.1	$30.6